PENSION LIABILITIES, NET (Tables)	12 Months Ended
Dec. 31, 2018
Liability, Defined Benefit Plan [Abstract]
Schedule Of Changes In Projected Benefit Obligations
The following tables provide a reconciliation of the changes in the plans' benefits obligation for the year ended December 31, 2017, and the statement of funds status as of December 31, 2018:

	December 31,
	2017	2018

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$2,373	$2,123
Liability assumed at the acquisition date of Nera
Service cost	18	16
Interest cost	47	47
Expenses paid	(143)	(227)
Exchange rates differences	(124)	121
Actuarial loss (gain)	(48)	97

Projected benefit obligation at end of year	$2,123	$2,177

Schedule Of Assumptions Used
The assumptions used in the measurement of the Company' benefits obligations as of December 31, 2017 and 2018 are as follows:

	December 31,
	2017	2018
Weighted-average assumptions
Discount rate	2.30%	2.60%
Rate of compensation increase	2.50%	2.75%

Schedule Of Net Benefit Costs
The following table provides the components of net periodic benefits cost for the years ended December 31, 2017 and 2018:

	December 31,
	2017	2018
Components of net periodic benefit cost
Service cost	$18	$16
Interest cost	47	$47

Net periodic benefit cost	$65	$63

Schedule Of Expected Benefit Payments	Benefit payments are expected to be paid as follows:
	December 31,
	2017	2018

2018	$227	$-
2019	260	180
2020	360	180
2021	189	189
2022 and thereafter	1,087	1,628

	$2,123	$2,177